Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I

Supplement dated November 15, 2016
To Allstate Life Insurance Company
Prospectus dated April 29, 2016

Allstate Life Insurance Company of New York
Allstate Life of New York Separate Account A

Supplement dated November 15, 2016
To Allstate Life Insurance Company of New York
Prospectus dated May 1, 2009, as supplemented

ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES (“B SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES (“L SERIES”)
ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES (“X SERIES”)

This Supplement should be read and retained with the current Prospectus for your Annuity.  This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own.  If you would like another copy of the current Prospectus, please contact us at 1-866-695-2647 (or if your annuity is issued in New York, please call 1-877-234-8688).

We are issuing this Supplement to reflect changes to the AST Academic Strategies Asset Allocation Portfolio of Advanced Series Trust.  Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own.

AST Academic Strategies Asset Allocation Portfolio – Subadviser Changes:

With respect to the AST Academic Strategies Asset Allocation Portfolio, the Board of Trustees of Advanced Series Trust has approved:

(i)	adding Morgan Stanley Investment Management Inc. as a subadviser;
(ii)	terminating the subadvisory agreement with J.P. Morgan Investment Management, Inc., and
(iii)	removing CNH Partners, LLC as a subadviser.

These changes are expected to become effective on or about January 23, 2017.

In the “Investment Options” section of the Prospectus, we revise the “Portfolio Adviser/Subadviser(s)” column of the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Academic Strategies Asset Allocation Portfolio	Seeks long-term capital appreciation
AlphaSimplex Group, LLC
AQR Capital Management, LLC
CoreCommodity Management, LLC
First Quadrant, L.P.
Jennison Associates LLC
Morgan Stanley Investment Management Inc.
Pacific Investment Management Company, LLC
Quantitative Management Associates LLC
Western Asset Management Company/Western
Asset Management Company Limited

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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